FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
Sales and marketing	¥ (2,829,016)	$ (398,459)	¥ (2,674,358)	¥ (2,549,842)
General and administrative	(855,914)	(120,553)	(371,470)	(525,802)
Total operating expenses	(9,018,393)	(1,270,214)	(8,367,344)	(9,389,235)
Loss from operations	(206,380)	(29,068)	33,287	7,021
Interest income	82,113	11,565	45,816	62,943
Interest expense	(41,344)	(5,823)	(56,917)	(56,847)
Unrealized investment gain (loss)	(68,031)	(9,582)	(97,827)	(209,956)
Exchange gain (loss)	(8,530)	(1,201)	(32,384)	46,226
Income tax expense	(12,003)	(1,691)	(26,480)	(55,259)
Gain on repurchase of 1.625% convertible senior notes due 2024	0	0	7,907	0
Fair value (loss) gain on derivative liabilities	24,515	3,453	(364,758)	0
Net loss attributable to ordinary shareholders of Baozun Inc	(278,422)	(39,215)	(653,290)	(219,830)
Foreign currency translation adjustment	¥ 16,573	$ 2,334	118,281	(53,847)
Convertible senior notes	1.625%	1.625%
Parent Company
Operating expenses:
Sales and marketing	¥ (5,242)	$ (738)	(2,362)
General and administrative	(27,376)	(3,856)	(53,170)	(18,166)
Other operating (expenses) income	3,498	493	5,194	(3)
Total operating expenses	(29,120)	(4,101)	(50,338)	(18,169)
Loss from operations	(29,120)	(4,101)	(50,338)	(18,169)
Interest income	34,379	4,842	13,367	1,667
Interest expense	0	0	(15,698)	(53,123)
Unrealized investment gain (loss)	65	9	(102,035)	(209,956)
Exchange gain (loss)	(29,245)	(4,119)	(85,795)	20,442
Income tax expense				(12,204)
Gain on repurchase of 1.625% convertible senior notes due 2024			7,907
Equity in income (loss) of subsidiaries and VIE	(279,016)	(39,299)	(55,940)	51,513
Fair value (loss) gain on derivative liabilities	24,515	3,453	(364,758)
Net loss attributable to ordinary shareholders of Baozun Inc	(278,422)	(39,215)	(653,290)	(219,830)
Foreign currency translation adjustment	16,573	2,334	118,281	(53,847)
Total comprehensive income attributable to ordinary shareholders of Baozun Inc.	¥ (261,849)	$ (36,881)	¥ (535,009)	¥ (273,677)